Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Summary Of Certain Operating Information For Reportable Segments

	Community Banking	Specialty Finance	Wealth Management	Parent & Intersegment Eliminations	Consolidated
2011
Net interest income (expense)	$428,068	112,508	8,460	(87,659)	461,377
Provision for credit losses	102,544	864	—	(770)	102,638
Noninterest income	140,392	3,071	54,940	(8,705)	189,698
Noninterest expense	331,006	28,876	51,431	9,091	420,404
Income tax expense (benefit)	51,338	39,427	4,879	(45,186)	50,458

Net income (loss)	$83,572	46,412	7,090	(59,499)	77,575

Total assets at end of year	$15,188,133	3,271,323	92,089	(2,657,737)	15,893,808

2010
Net interest income (expense)	$386,594	89,870	12,275	(72,903)	415,836
Provision for credit losses	105,018	22,586	—	(2,940)	124,664
Noninterest income	133,110	13,643	45,447	(40)	192,160
Noninterest expense	304,223	27,021	46,576	4,705	382,525
Income tax expense (benefit)	39,032	21,367	4,257	(27,178)	37,478

Net income (loss)	$71,431	32,539	6,889	(47,530)	63,329

Total assets at end of year	$13,258,238	2,944,388	65,274	(2,287,744)	13,980,156

2009
Net interest income (expense)	$300,552	69,855	12,286	(70,817)	311,876
Provision for credit losses	165,302	7,537	—	(4,907)	167,932
Noninterest income	92,578	162,075	38,281	24,713	317,647
Noninterest expense	273,467	24,768	41,660	4,192	344,087
Income tax expense (benefit)	(19,780)	79,263	3,330	(18,378)	44,435

Net income (loss)	$(25,859)	120,362	5,577	(27,011)	73,069

Total assets at end of year	$12,019,936	2,185,225	62,458	(2,051,999)	12,215,620